Leases (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Disclosure of lease liabilities and maturity analysis

Lease liabilities	Barclays Bank Group
	2024	2023
	£m	£m
As at 1 January	280	496
Interest expense	29	21
New leases	11	9
Disposals	—	(1)
Cash payments[1]	(73)	(265)
Exchange and other movements[2]	295	20
As at 31 December (see Note 21)	542	280
The table below sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments after the reporting date.

Undiscounted lease liabilities maturity analysis	Barclays Bank Group
	2024	2023
	£m	£m
Not more than one year	70	62
One to two years	66	55
Two to three years	61	49
Three to four years	46	43
Four to five years	40	28
Five to ten years	130	72
Greater than ten years	3,550	16
Total undiscounted lease liabilities as at 31 December	3,963	325